United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Hermes Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/24

Date of Reporting Period: Six months ended 9/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2023

Project and Trade Finance Core Fund

A Portfolio of Federated Hermes Core Trust III

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	82.0%
Derivative Contracts[2]	0.7%
Cash Equivalents[3]	13.5%
Other Assets and Liabilities—Net[4]	3.8%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—82.0%
		Automotive—0.8%
$ 6,000,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 9.718% (180-DAY AVERAGE SOFR +4.250%), 8/24/2026	9/18/2023	$ 6,000,000	$ 6,004,524
		Banking—11.3%
5,000,000		Banco Do Brasil SA, London Branch, 5.953%, 5/17/2024	5/16/2023	5,000,000	4,966,396
15,000,000		Banco Santander (Brasil) SA, 6.136%, 12/15/2023	5/17/2023	15,000,000	15,000,000
13,000,000	[2]	Joint Stock Commercial Bank Agrobank, 9.820% (SOFR +4.500%), 10/13/2023	10/17/2022- 3/7/2023	13,000,000	13,003,408
EUR 10,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.221% (3-month EURIBOR +3.500%), 4/26/2024	4/21/2023	10,745,408	10,546,281
3,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 7.218% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	3,583,145	3,163,909
5,000,000		Turkiye Ihracat Kredi Bankasi A.S., 7.293%, 11/16/2023	5/8/2023	5,464,221	5,286,251
10,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 7.357% (6-month EURIBOR +3.650%), 5/23/2024	6/9/2023	10,745,998	10,572,501
$ 7,500,000		Turkiye Ihracat Kredi Bankasi A.S., 8.727%, 9/17/2024	9/13/2023	7,500,000	7,500,000
8,800,000		Turkiye Vakiflar Bankasi T.A.O., 8.903%, 12/11/2023	5/17/2023	8,371,441	8,722,964
EUR 5,000,000	[2]	Yapi ve Kredi Bankasi A.S., 7.078% (6-month EURIBOR +1.720%), 11/13/2023	5/18/2023	5,456,002	5,286,250
$ 3,000,000		Yapi ve Kredi Bankasi A.S., 9.020%, 11/13/2023	4/25/2023	3,001,650	3,000,000
		TOTAL			87,047,960
		Basic Industry - Metals/Mining Excluding Steel—5.0%
4,514,286	[2]	China Hongqiao Group Ltd., 9.233% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	4,515,841	4,514,286
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.134% (3-month USLIBOR +3.750%), 3/1/2015	9/29/2011- 9/22/2015	2,294,479	0
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 8.160% (SOFR +3.050%), 6/8/2025	7/31/2018- 10/2/2019	7,501,918	7,551,734
7,000,000		Mosaic Fertilizantes P&K Ltda, Brazil and/or Mosaic Feritilizantes Ltd., 6.000%, 10/31/2023	5/10/2023	6,803,823	7,000,000
4,000,000	[2]	PJSC Acron, 7.143% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	4,000,000	3,869,008
9,520,000	[2]	PJSC MMC Norilsk Nickel, 6.834% (90-DAY AVERAGE SOFR +1.400%), 2/20/2025	11/30/2020	9,402,190	9,018,638
6,300,000	[2]	Tasiast Mauritanie Ltd. SA, 8.500% (6-month USLIBOR +0.042%), 12/15/2027	10/15/2020	6,300,000	6,300,000
		TOTAL			38,253,666
		Basic Industry - Steel Producers/Products—1.1%
8,500,000	[2]	JSC Uzbek Steel, 9.620% (90-DAY AVERAGE SOFR +4.250%), 8/4/2024	8/22/2023	8,502,250	8,495,981
		Building & Development—1.4%
4,493,244		Cemex S.A.B de C.V., 6.440%, 1/8/2024	7/24/2023	4,350,065	4,442,681
4,500,000	[2]	IHS Zambia Ltd., 10.569% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,494,150	4,347,445
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	1,777,987
		TOTAL			10,568,113
		Chemicals—0.4%
3,273,588	[2]	Egyptian Ethylene & Derivatives Co. SAE, 9.382% (90-DAY AVERAGE SOFR +4.000%), 9/13/2028	9/26/2023	3,273,588	3,271,557
		Communications - Telecom Wirelines—1.6%
EUR 11,800,000	[2]	Telekom Srbija a.d. Beograd, 8.720% (6-month EURIBOR +4.950%), 6/1/2026	5/26/2023- 5/30/2023	12,513,412	12,475,551
		Consumer Goods - Food - Wholesale—1.3%
$ 1,856,250	[2]	Ghana Cocoa Board, 9.798% (6-month USLIBOR +4.400%), 11/12/2024	8/11/2021	1,856,250	1,813,198
1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
5,735,294	[2]	International Beverage Tashkent, 10.072% (3-month USLIBOR +4.500%), 12/29/2026	12/23/2021- 3/7/2022	5,735,294	5,735,294
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (6-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	1,082,000
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	2,571,429	128,572
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$ 4,921,053	[2,3,4,5]	Vicentin SAIC II, 11.570% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	$ 4,904,088	$ 738,158
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	375,000
		TOTAL			10,082,267
		Energy - Exploration & Production—8.5%
13,000,000	[2]	Azule Energy Holding Ltd., 9.900% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	12,905,000	13,057,440
10,000,000	[2]	Carmo Energy SA, 8.137% (6-month CME Term SOFR +2.500%), 12/23/2027	6/30/2023	10,000,000	9,960,302
14,000,000	[2]	CC Energy Development Ltd., 9.299% (SOFR +3.880%), 7/1/2028	8/31/2022	14,000,000	14,000,000
691,729	[2]	SHT, 8.103% (3-month USLIBOR +3.600%), 9/30/2025	8/26/2014	677,752	691,729
2,477,982	[2,3,4,5]	SNPC, 8.127% (1-month USLIBOR +0.025%), 12/31/2033	4/1/2022	2,450,142	2,230,184
6,000,000	[2]	SOCAR Energy, 9.178% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
692,308	[2]	SOCAR Energy ’18, 7.819% (3-month USLIBOR +2.200%), 11/8/2023	11/26/2019	688,269	692,308
1,948,107	[2]	Sonangol Finance Ltd., 9.681% (1-month USLIBOR +4.250%), 12/20/2023	12/16/2022	1,931,199	1,946,815
5,833,333	[2]	Sonangol Finance Ltd., 10.681% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021	5,775,000	5,833,333
7,619,048	[2]	Sonangol Finance Ltd., (“SFL”), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, Term Loan, Series 2025 TF, 9.631% (1-month USLIBOR +4.200%), 1/31/2025	4/24/2023	7,562,857	7,619,047
3,333,333	[2]	State Oil Co Of The Azer, 8.572% (6-month USLIBOR +2.700%), 2/22/2024	3/7/2023	3,301,167	3,333,333
		TOTAL			65,364,491
		Energy - Gas Distribution—3.2%
5,381,078	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 9.400% (6-month USLIBOR +3.500%), 6/15/2026	4/14/2023	5,327,268	5,381,079
2,046,771	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 9.900% (6-month USLIBOR +4.250%), 6/15/2024	4/14/2023	2,046,771	2,046,771
14,994,866	[2]	Venture Global Calcasieu Pass LLC, 8.041% (1-month USLIBOR +2.625%), 8/19/2026	1/28/2021- 2/10/2023	14,624,049	14,994,866
2,478,692	[2]	Venture Global Plaquemines LNG LLC, 7.291% (SOFR +1.975%), 5/25/2029	12/15/2022- 9/18/2023	2,478,692	2,478,692
		TOTAL			24,901,408
		Energy - Integrated Energy—1.0%
2,921,905		Staatsolie Maatschappij Suriname NV, 11.112% (3-month USLIBOR +2.500%), 1/25/2028	6/30/2021	2,921,905	2,921,905
4,759,205	[2]	Staatsolie Maatschappij Suriname NV, 11.112% (90-DAY AVERAGE SOFR +2.600%), 1/25/2028	6/30/2021	4,759,205	4,759,205
		TOTAL			7,681,110
		Energy - Oil Field Equipment & Services—1.1%
7,571,140	[2]	Alfa Lula Alto S.a.r.l, 7.420% (90-DAY AVERAGE SOFR +2.100%), 1/15/2028	6/16/2023	7,495,928	7,495,761
968,798	[2]	Alfa Lula Alto S.a.r.l, 7.620% (90-DAY AVERAGE SOFR +2.300%), 12/15/2029	6/16/2023	949,422	951,894
		TOTAL			8,447,655
		Energy - Oil Refining and Marketing—5.5%
7,000,000	[2]	Trafigura Environmental Solutions S.a.r.l, 7.230% (30-DAY AVERAGE SOFR +1.900%), 9/5/2024	9/6/2023	7,000,000	6,999,195
14,150,000	[2]	Trafigura Pte Ltd. NZ, 7.328% (1-month USLIBOR +2.000%), 5/5/2024	12/20/2022- 5/4/2023	14,150,000	14,150,000
6,465,905	[2]	Yinson Bergenia Production, 9.269% (90-DAY AVERAGE SOFR +3.900%), 6/10/2028	3/6/2023- 9/6/2023	6,465,904	6,465,905
14,802,000	[2]	Yinson Boronia Production, 8.562% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	14,802,000	14,802,000
		TOTAL			42,417,100
		Food Wholesaling—0.3%
2,064,952		Sysco Corp. and Sysco Merchandising and Supply Chain Services, Inc., 6.404%, 11/7/2023	6/28/2023- 8/29/2023	2,050,828	2,062,908
		Foreign Sovereign—16.2%
5,000,000		African Export-Import Bank (Afreximbank), 6.187%, 4/29/2024	5/1/2023	5,000,000	5,000,000
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 9,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 5.415% (3-month EURIBOR +1.650%), 7/20/2024	9/1/2023	$ 9,603,034	$ 9,398,138
3,178,800	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 8.315% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	3,487,779	3,360,787
$ 278,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 11.669% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	280,780	278,000
EUR 12,000,000	[2]	Benin, Government of, 7.598% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023	13,018,342	12,617,113
6,152,177		Burkina Faso, Government of, 3.600%, 3/1/2024	3/22/2023- 5/31/2023	6,658,919	6,504,390
5,000,000		Cote D’Ivoire, Government of, 6.739%, 5/22/2024	6/6/2023	5,332,884	5,286,251
16,000,000	[2]	Cote D’Ivoire, Government of, 7.884% (1-month EURIBOR +4.050%), 12/13/2023	3/9/2023	16,887,561	16,916,001
6,111,600		Cote D’Ivoire, Government of, 8.880%, 12/31/2025	9/4/2019	6,742,012	6,285,405
$ 498,078		Egypt, Government of, 3.680%, 11/24/2023	10/5/2022- 11/24/2022	498,078	492,058
11,981,105		Egypt, Government of, 7.886%, 8/27/2024	1/3/2023- 8/24/2023	11,981,105	11,320,924
4,000,000	[2]	Energy Development Oman, 7.380% (3-month USLIBOR +2.950%), 8/14/2028	9/28/2021- 11/3/2021	3,976,000	4,000,000
1,988,636	[2]	Kenya, Government of, 12.345% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019	1,979,924	1,914,159
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 7.967% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	5,877,250	4,183,522
10,000,000	[2]	MOF Ivory Coast, 7.722% (6-month EURIBOR +0.037%), 12/28/2023	2/3/2023	10,794,497	10,598,672
10,000,000	[2]	Senegal, Government of, 8.284% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	10,745,998	10,572,501
$ 3,625,000	[2]	Sharjah Govt., 6.871% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	3,606,875	3,625,000
EUR 2,584,342		Societe Nationale d’Electricite du Senegal, 4.450%, 10/2/2023	4/3/2023	2,818,614	2,732,261
$ 10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (“MOF”), 11.330% (3-month USLIBOR +5.950%), 12/30/2023	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			125,085,182
		Government Agency—1.3%
EUR 9,979,180		Republic of Senegal, represented by the Ministry of Economy, Planning & Corporation, 6.745%, 4/5/2024	1/11/2023- 4/17/2023	10,829,149	10,440,924
		Lease—1.6%
$ 13,000,000	[2]	Far East Horizon Ltd., 7.070% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,776,968
		Machinery—1.9%
11,583,861		Dover Corp. and its subsidiaries, 5.885%, 1/18/2024	7/17/2023- 9/21/2023	11,415,917	11,568,404
2,866,908		MTD Products, Inc. and other subsidiaries of the Parent, 6.560%, 12/27/2023	9/12/2023	2,818,796	2,823,901
		TOTAL			14,392,305
		Metals & Mining—1.9%
15,000,000	[2]	Navoi Mining and Metallurgical Co., 10.094% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	14,889,250	15,000,000
		Oil Field Services—1.0%
7,387,596	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 7.926% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	7,388,453	7,387,596
		Packaging—1.0%
7,688,244		Westrock Shared Services, LLC and other subsidiaries of the Parent, 6.396%, 12/4/2023	8/10/2023- 9/21/2023	7,536,728	7,686,670
		Services - Support-Services—0.1%
714,292	[2]	Airport International Group, 7.099% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	668,054	713,566
		Supranational—1.3%
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.772% (90-DAY AVERAGE SOFR +1.350%), 8/23/2024	2/9/2023	4,936,750	4,934,946
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.872% (90-DAY AVERAGE SOFR +1.450%), 8/23/2025	7/18/2023	4,876,750	4,936,060
		TOTAL			9,871,006
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Technology & Electronics - Tech Hardware & Equipment—0.6%
$ 4,845,168		Datatec PLC, 5.650%, 12/1/2023	9/1/2023- 9/18/2023	$ 4,799,429	$ 4,844,512
		Telecommunications - Wireless—4.1%
10,000,000	[2]	IHS Holding Ltd., Cayman Islands, Inc., 9.120% (SOFR +3.750%), 10/28/2025	12/13/2022	9,795,000	9,838,400
8,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 9.390% (3-month EURIBOR +3.500%), 6/26/2028	11/21/2022	7,944,000	8,036,076
EUR 13,250,000	[2]	TDC Net A/S, 6.106% (3-month EURIBOR +2.300%), 2/2/2027	3/28/2023- 5/8/2023	14,411,734	14,008,564
		TOTAL			31,883,040
		Transportation - Airlines—1.3%
$ 10,418,745	[2]	Avolon Aerospace, 3.026% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	10,468,234	10,002,820
		Transportation - Transport Infrastructure/Services—1.8%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 9.433% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,002	7,970,061
$ 5,687,500	[2]	Impala Terminals Switzerland SAR, 9.200% (SOFR +1.900%), 8/13/2025	3/28/2023	5,575,208	5,593,963
		TOTAL			13,564,024
		Utility - Electric-Generation—5.4%
EUR 8,000,000	[2]	Eesti Energia AS, 8.428% (3-month EURIBOR +4.500%), 5/11/2028	5/5/2023	8,813,999	8,458,001
$ 6,160,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 11.400% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	6,098,400	6,157,215
2,376,000	[2]	Karpower International DMCC (opco, Dubai) (“Karpower Reef”), 11.890% (SOFR +6.500%), 6/30/2026	3/20/2023	2,346,300	2,360,408
4,123,095	[2]	Karpowership, 10.429% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	4,020,452	4,131,589
IDR 88,858,303,917	[7]	PT MaxPower, 0.000%, 6/10/2039	6/12/2019	5,136,986	5,695,602
22,686,740,444	[2]	PT MaxPower, 5.750% (3-month USLIBOR +2.000%), 6/10/2039	7/12/2019- 9/21/2023	1,553,174	1,454,165
$ 3,943,849	[2]	SMN Barka Power Co. S.A.O.C., 5.300% (6-month USLIBOR +1.250%), 3/28/2024	12/2/2020	3,628,341	3,912,383
9,692,308	[2]	The Sharjah Electricity and Water Authority, 7.621% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	9,675,346	9,692,308
		TOTAL			41,861,671
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $657,723,809)			632,584,575
		INVESTMENT COMPANY—13.5%
103,583,626		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[8] (IDENTIFIED COST $103,570,052)			103,583,626
		TOTAL INVESTMENT IN SECURITIES—95.5% (IDENTIFIED COST $761,293,861)[9]			736,168,201
		OTHER ASSETS AND LIABILITIES - NET—4.5%[10]			34,994,869
		TOTAL NET ASSETS—100%			$771,163,070
At September 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
12/20/2023	State Street Bank & Trust Co.	110,000,000,000	IDR	$7,116,148	$23,144
3/28/2024	State Street Bank & Trust Co.	89,130,000	EUR	$95,035,826	$2,732,939
3/28/2024	Credit Agricole CIB	83,870,000	EUR	$89,427,294	$2,552,432
3/28/2024	State Street Bank & Trust Co.	6,400,000	EUR	$6,824,069	$113,543
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$5,422,058
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2023	$52,770,412
Purchases at Cost	$402,050,060
Proceeds from Sales	$(351,260,281)
Change in Unrealized Appreciation/Depreciation	$17,578
Net Realized Gain/(Loss)	$5,857
Value as of 9/30/2023	$103,583,626
Shares Held as of 9/30/2023	103,583,626
Dividend Income	$2,383,981

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2023, these restricted securities amounted to
$632,584,575, which represented 82.0% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Zero coupon bond.
8	7-day net yield.
9	Also represents cost of investments for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$632,584,575	$632,584,575
Investment Company	103,583,626	—	—	103,583,626
TOTAL SECURITIES	$103,583,626	$—	$632,584,575	$736,168,201
Other Financial Instruments[1]
Assets	$—	$5,422,058	$—	$5,422,058
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$5,422,058	$—	$5,422,058

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2023	$601,497,620
Accreted/amortized discount/premiums	2,731,536
Realized gain (loss)	(4,164,917)
Change in unrealized appreciation/depreciation	(3,343,231)
Purchases	403,151,866
(Sales)	(367,288,299)
Balance as of 9/30/2023	$632,584,575
Total change in unrealized appreciation/depreciation attributable to investments still held at 9/30/2023	$(4,640,785)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.74	$8.66	$8.84	$8.68	$9.02	$9.06
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.48	0.27	0.27	0.39	0.43
Net realized and unrealized gain (loss)	(0.00)[2]	0.17	(0.13)	0.14	(0.32)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.65	0.14	0.41	0.07	0.40
Less Distributions:
Distributions from net investment income	(0.34)	(0.57)	(0.32)	(0.25)	(0.41)	(0.44)
Net Asset Value, End of Period	$8.76	$8.74	$8.66	$8.84	$8.68	$9.02
Total Return[3]	4.18%	7.81%	1.53%	4.63%	0.74%	4.45%
Ratios to Average Net Assets:
Net expenses[4]	0.09%[5]	0.10%	0.10%	0.10%	0.09%	0.14%
Net investment income	8.20%[5]	5.52%	3.06%	3.04%	4.32%	4.77%
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$771,163	$740,095	$795,858	$680,580	$604,776	$594,046
Portfolio turnover[7]	31%	33%	47%	61%	62%	57%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $103,583,626 of investments in affiliated holdings* (identified cost $761,293,861, including $103,570,052 of identified cost in affiliated holdings)	$736,168,201
Cash denominated in foreign currencies (identified cost $1,694,820)	1,689,858
Income receivable	9,159,318
Income receivable from affiliated holdings	472,566
Receivable for investments sold	19,564,479
Unrealized appreciation on foreign exchange contracts	5,422,058
Total Assets	772,476,480
Liabilities:
Payable for shares redeemed	850,000
Payable to bank	1,913
Income distribution payable	322,991
Payable for portfolio accounting fees	93,536
Accrued expenses (Note 5)	44,970
Total Liabilities	1,313,410
Net assets for 88,061,779 shares outstanding	$771,163,070
Net Assets Consist of:
Paid-in capital	$837,920,478
Total distributable earnings (loss)	(66,757,408)
Total Net Assets	$771,163,070
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$771,163,070 ÷ 88,061,779 shares outstanding, no par value, unlimited shares authorized	$8.76

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2023 (unaudited)

Investment Income:
Interest	$29,424,419
Dividends received from affiliated holdings*	2,383,981
TOTAL INCOME	31,808,400
Expenses:
Investment adviser fee (Note 5)	383,681
Administrative fee (Note 5)	465
Custodian fees	13,464
Transfer agent fees	22,985
Directors’/Trustees’ fees (Note 5)	5,132
Auditing fees	41,885
Legal fees	35,086
Portfolio accounting fees	193,298
Printing and postage	10,065
Miscellaneous (Note 5)	15,150
TOTAL EXPENSES	721,211
Waiver/reimbursement of investment adviser fee (Note 5)	(383,681)
Net expenses	337,530
Net investment income	31,470,870
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized loss on investments (including net realized gain of $5,857 on sales of investments in affiliated holdings*)	(4,159,060)
Net realized loss on foreign currency transactions	(741,026)
Net realized gain on foreign exchange contracts	2,161,776
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $17,578 of investments in affiliated holdings*)	(3,325,653)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(17,462)
Net change in unrealized depreciation of foreign exchange contracts	5,651,332
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	(430,093)
Change in net assets resulting from operations	$31,040,777

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2023	Year Ended 3/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,470,870	$36,973,044
Net realized gain (loss)	(2,738,310)	(3,534,948)
Net change in unrealized appreciation/depreciation	2,308,217	15,164,086
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,040,777	48,602,182
Distributions to Shareholders	(29,724,175)	(42,981,477)
Share Transactions:
Proceeds from sale of shares	52,710,900	162,504,300
Net asset value of shares issued to shareholders in payment of distributions declared	27,162,437	37,221,657
Cost of shares redeemed	(50,122,000)	(261,110,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,751,337	(61,384,043)
Change in net assets	31,067,939	(55,763,338)
Net Assets:
Beginning of period	740,095,131	795,858,469
End of period	$771,163,070	$740,095,131
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2023 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$31,040,777
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(403,151,866)
Proceeds from disposition of investment securities	367,288,299
Purchase of short-term investments, net	(50,789,779)
Amortization/accretion of premium/discount, net	(2,731,536)
Increase in income receivable	(3,115,498)
Increase in receivable for investments sold	(4,842,331)
Decrease in accrued expenses	(36,202)
Net realized loss on investments	4,159,060
Net change in unrealized appreciation/depreciation of investments	3,325,653
Net change in unrealized appreciation/depreciation of foreign exchange contracts	(5,651,332)
Net Cash Used By Operating Activities	(64,504,755)
Financing Activities:
Decrease in cash overdraft	(113,804)
Proceeds from sale of units	117,729,900
Income distributions to participants	(2,691,520)
Payments for units redeemed	(49,272,000)
Net Cash Provided By Financing Activities	65,652,576
Increase in cash	1,147,821
Cash at beginning of year	542,037
Cash at end of year	$1,689,858
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $27,162,437.See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2023 (unaudited)
1. ORGANIZATION
Project and Trade Finance Core Fund (the “Fund”) is a diversified portfolio of Federated Hermes Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund’s investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent
Semi-Annual Shareholder Report

basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $383,681 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,746,961 and $578,924, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$5,422,058
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$2,161,776

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$5,651,332
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2023	Year Ended 3/31/2023
Shares sold	6,030,572	18,613,445
Shares issued to shareholders in payment of distributions declared	3,107,292	4,287,902
Shares redeemed	(5,732,609)	(30,145,311)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,405,255	(7,243,964)
4. FEDERAL TAX INFORMATION
At September 30, 2023, the cost of investments for federal tax purposes was $761,293,861. The net unrealized depreciation of investments for federal tax purposes was $19,703,602. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,668,984 and unrealized depreciation from investments for those securities having an excess of cost over value of $27,372,586. The amounts presented are inclusive of derivative contracts.
As of March 31, 2023, the Fund had a capital loss carryforward of $39,463,280 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$39,463,280	$39,463,280
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2023, for federal income tax purposes, a late year ordinary loss of $4,896,858 was deferred to October 1, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund’s shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% of the Fund’s average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended September 30, 2023, the Adviser voluntarily waived $337,853 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2023, the Adviser reimbursed $45,828.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2023, the Sub-Adviser earned a fee of $1,496,357.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of September 30, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2023, were as follows:
Purchases	$159,349,599
Sales	$141,677,720
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At September 30, 2023, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Brazil	8.7%
Turkey	7.6%
Uzbekistan	6.7%
United States	5.4%
Ivory Coast	5.1%
Angola	4.7%
Nigeria	4.3%
Senegal	3.6%
Oman	2.8%
Singapore	2.8%
Egypt	2.6%
China	2.2%
Denmark	1.8%
Russia	1.7%
United Arab Emirates	1.7%
Benin	1.6%
Serbia	1.6%
Azerbaijan	1.3%
Ireland	1.3%
Mauritius	1.3%
Estonia	1.1%
Chile	1.0%
Ghana	1.0%
Suriname	1.0%
South Africa	1.0%
Papua New Guinea	1.0%
Indonesia	0.9%
Burkina Faso	0.8%
Mauritania	0.8%
Switzerland	0.7%
United Kingdom	0.6%
Mexico	0.6%
Zambia	0.6%
Ukraine	0.5%
Congo, Republic Of	0.3%
New Caledonia	0.3%
Argentina	0.3%
Kenya	0.3%
Saudi Arabia	0.2%
Jordan	0.1%
Chad	0.1%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
India	0.0%[1]
Botswana	0.0%[1]

1	Represents less than 0.1%.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,041.80	$0.46[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.46[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.77 and $0.76, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Project and Trade Finance Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that, although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. The Board noted that Federated Hermes may, however, receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately
Semi-Annual Shareholder Report

shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. Because the Fund’s total operating expenses will remain minimal due to waiver of the entirety of the investment advisory fee and waiver and/or reimbursement of a portion of other expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Fund’s investment advisory fee is waived in its entirety and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contracts.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with a net advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Semi-Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Project and Trade Finance Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
41216 (11/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2023